INCOME TAXES (Tables)	12 Months Ended
Feb. 29, 2020
INCOME TAXES
Schedule of provision (credit) for income tax

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Current
- PRC income tax expenses	$48,958	$94,722	$127,731
Deferred
- PRC income tax expenses	(4,305)	(18,218)	(58,403)

Total	$44,653	$76,504	$69,328

Schedule of deferred tax assets and liabilities

	As of	As of
	February 29,	February 29,
	2019	2020
Deferred tax assets:
Prepaid rental and advertising	9,763	50,187
Property and equipment	1,877	2,576
Impairment loss on long-term investments	6,563	4,559
Others	8,121	19,526
Tax losses carry-forward	44,376	84,007
Less: valuation allowance	(41,521)	(81,321)

Deferred tax assets, net	$29,179	$79,534

Deferred tax liabilities:
Intangible assets	8,869	6,984
Property and equipment	249	805
Long-term investments	8,620	—

Deferred tax liabilities	$17,738	$7,789

Schedule of provision for income taxes

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Income before provision for income tax	$246,994	$457,204	$(50,653)
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	61,748	114,301	(12,663)
Effect of non-deductible and super deduction expenses	(2,244)	(6,252)	(18,117)
Effect of income tax exemptions and preferential tax rates	(37,390)	(45,625)	(36,750)
Effect of income tax rate difference in other jurisdictions	14,949	5,214	97,058
Change in valuation allowance	7,590	8,866	39,800

Provision for income tax	$44,653	$76,504	$69,328

Schedule of tax holiday

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Increase in income tax expenses	$37,390	$45,625	$36,750
Net income / (loss) per common share-basic	$0.90	$1.69	$(0.74)
Net income / (loss) per common share-diluted	$0.82	$1.61	$(0.74)